Property plant and equipment (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	$ 392,737,920,000	$ 382,754,646,000
Additions	12,899,205,000	10,124,723,000
Transfers	(4,728,000)	781,017,000
Disposals	(1,020,713,000)	(922,466,000)
Property, Plant And Equipment Cost, Ending	404,611,684,000	392,737,920,000
Property, Plant And Equipment Depreciation, Beginning	177,251,225,000	149,926,728,000
Depreciation For The Year	15,490,504,000	14,877,607,000
Disposals And Impairment	13,955,202,000	12,446,890,000
Property, Plant And Equipment Depreciation, Ending	206,696,931,000	177,251,225,000
Property, Plant And Equipment Net Book Value	197,914,753,000	215,486,695,000
Wind Turbines
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	68,236,923,000	68,215,112,000
Additions	0	0
Transfers	0	21,811,000
Disposals	0	0
Property, Plant And Equipment Cost, Ending	68,236,923,000	68,236,923,000
Property, Plant And Equipment Depreciation, Beginning	7,895,011,000	4,461,923,000
Depreciation For The Year	3,437,282,000	3,433,088,000
Disposals And Impairment	6,316,392,000	0
Property, Plant And Equipment Depreciation, Ending	17,648,685,000	7,895,011,000
Property, Plant And Equipment Net Book Value	50,588,238,000	60,341,912,000
Electric Power Facilities
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	253,844,749,000	205,604,344,000
Additions	3,623,000	0
Transfers	1,021,869,000	48,935,898,000
Disposals	(967,340,000)	(695,493,000)
Property, Plant And Equipment Cost, Ending	253,902,901,000	253,844,749,000
Property, Plant And Equipment Depreciation, Beginning	138,532,442,000	121,019,605,000
Depreciation For The Year	10,799,992,000	10,141,748,000
Disposals And Impairment	6,312,391,000	7,371,089,000
Property, Plant And Equipment Depreciation, Ending	155,644,825,000	138,532,442,000
Property, Plant And Equipment Net Book Value	98,258,076,000	115,312,307,000
Gas Turbines
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	7,509,211,000	7,506,390,000
Additions	0	2,821,000
Transfers	0	0
Disposals	0	0
Property, Plant And Equipment Cost, Ending	7,509,211,000	7,509,211,000
Property, Plant And Equipment Depreciation, Beginning	4,374,474,000	4,374,474,000
Depreciation For The Year	0	0
Disposals And Impairment	0	0
Property, Plant And Equipment Depreciation, Ending		4,374,474,000
Property, Plant And Equipment Net Book Value	3,134,737,000	3,134,737,000
Property, Plant And Equipment Depreciation, Ending	4,374,474,000	4,374,474,000
Lands and Buildings
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	29,006,092,000	28,837,418,000
Additions	11,642,183,000	9,775,000
Transfers	41,367,000	158,899,000
Disposals	0	0
Property, Plant And Equipment Cost, Ending	40,689,642,000	29,006,092,000
Property, Plant And Equipment Depreciation, Beginning	6,422,313,000	4,277,863,000
Depreciation For The Year	943,647,000	841,884,000
Disposals And Impairment	1,186,379,000	1,302,566,000
Property, Plant And Equipment Depreciation, Ending	8,552,339,000	6,422,313,000
Property, Plant And Equipment Net Book Value	32,137,303,000	22,583,779,000
Construction in Progress
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	22,403,939,000	60,877,646,000
Additions	1,013,291,000	9,878,338,000
Transfers	1,075,321,000	(48,352,045,000)
Disposals	0	0
Property, Plant And Equipment Cost, Ending	22,341,909,000	22,403,939,000
Property, Plant And Equipment Depreciation, Beginning	10,883,163,000	6,981,113,000
Depreciation For The Year	0	0
Disposals And Impairment	0	3,902,050,000
Property, Plant And Equipment Depreciation, Ending	10,883,163,000	10,883,163,000
Property, Plant And Equipment Net Book Value	11,458,746,000	11,520,776,000
Sales Under Contracts
Statement [Line Items]
Property, Plant And Equipment Cost, Beginning	11,737,006,000	11,713,736,000
Additions	240,108,000	233,789,000
Transfers	7,357,000	16,454,000
Disposals	(53,373,000)	(226,973,000)
Property, Plant And Equipment Cost, Ending	11,931,098,000	11,737,006,000
Property, Plant And Equipment Depreciation, Beginning	9,143,822,000	8,811,750,000
Depreciation For The Year	309,583,000	460,887,000
Disposals And Impairment	(140,040,000)	(128,815,000)
Property, Plant And Equipment Depreciation, Ending	9,593,445,000	9,143,822,000
Property, Plant And Equipment Net Book Value	$ 2,337,653,000	$ 2,593,184,000